OPERATING LEASES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease	$ 91,738	$ 60,811
Property, Plant, and Equipment, Lessor Asset under Operating Lease, Accumulated Depreciation	35,000	$ 25,500
Operating Lease, Lease Income, Lease Payments	24,500
Depreciation, Lessor Asset under Operating Lease	20,400
Impairment, Lessor Asset under Operating Lease	$ 0